Investment Objectives and Goals	Sep. 17, 2025
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	BNY Mellon Massachusetts Intermediate Municipal Bond Fund